Related parties (Schedule of Balances Outstanding and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	$ 9,740	$ 8,630
Geological and geophysical expenses.	12,595	11,192	$ 10,529
Administrative expenses.	49,534	43,969	50,024
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	9,740	8,630	8,750
Amounts payable, related party transactions	$ (1,829)	$ (522)	$ (2,815)
Description of nature of related party relationship	Joint Operations	Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Geological and geophysical expenses.			$ 160
Description of nature of related party relationship			Former Non-Executive Director (a)
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses.			$ 492
Description of nature of related party relationship			Former Executive Director (b)